Earnings per share	12 Months Ended
Apr. 02, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Net income attributable to shareholders of the Company	72.7	94.6	70.3
Weighted average number of multiple and subordinate voting shares outstanding	105,058,643	108,296,802	110,261,600
Weighted average number of shares on exercise of stock options and RSUs[1]	563,669	857,919	850,573
Diluted weighted average number of multiple and subordinate voting shares outstanding	105,622,312	109,154,721	111,112,173
Earnings per share attributable to shareholders of the Company
Basic	$0.69	$0.87	$0.64
Diluted	$0.69	$0.87	$0.63
[1]    Applicable to dilutive shares and when the weighted average daily closing share price for the year was greater than the exercise price for stock options. As at April 2, 2023, there were 2,231,231 shares (April 3, 2022 - 1,475,545 shares, March 28, 2021 - 914,961 shares) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.